WASATCH FUNDS TRUST

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap Fund™, Wasatch Global Opportunities Fund™, Wasatch Global Science & Technology Fund®, Wasatch Heritage Growth Fund®, Wasatch International Growth Fund®, Wasatch International Opportunities Fund®, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Strategic Income Fund®, Wasatch Ultra Growth Fund®, Wasatch Large Cap Value Fund™ (formerly Wasatch-1st Source Income Equity Fund), Wasatch Long/Short Fund™ (formerly Wasatch-1st Source Long/Short Fund), Wasatch-Hoisington U.S. Treasury Fund, and Wasatch-1st Source Income Fund

(each a “Fund”, collectively the “Funds”)

Supplement dated January 31, 2011 to the

Prospectus dated January 31, 2011

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2011. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Investment Policy

Wasatch Emerging Markets Small Cap Fund

In order to better reflect which investments are suitable for purchase by the Wasatch Emerging Markets Small Cap Fund (the “Fund”), the Fund’s Advisor has recommended and the Funds’ Board of Trustees has approved a change to the Fund’s current investment strategy from investing at least 80% of the Fund’s assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies with market capitalizations of less than $3 billion at the time of purchase that are domiciled in emerging market countries (the “Current 80% Policy”) to investing at least 80% of the Fund’s assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies with market capitalizations of less than $3 billion at the time of purchase that are tied economically to emerging market countries (the “New 80% Policy”). The New 80% Policy will become effective on April 1, 2011. In light of this pending change, the Prospectus reflects the New 80% Policy.

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80 % Policy. Accordingly, until April 1, 2011, the first, second and third paragraphs under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 6 are replaced in their entirety with the following:

The Fund invests primarily in small emerging market companies.

Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies with market capitalizations of less than $3 billion at the time of purchase that are domiciled in emerging market countries. Shareholders will be notified 60 days prior to any change in this policy.

Emerging market countries include those currently considered to be developing by the Morgan Stanley Capital International (“MSCI”) World Index. These countries typically are located in the Asia-Pacific region (including Hong Kong, Singapore and Taiwan), Eastern Europe, the Middle East, Central and South America, and Africa. When determining the domicile of a company, we will generally follow the MSCI Emerging Markets Index, but we may consider several factors when a security is either not included in the Index, or when we believe the characteristics of the security make it appropriate for inclusion in the Fund regardless of its inclusion in a particular index. For example, we may consider a company’s country of incorporation, inclusion in a particular index, primary exchange, geographic locations of assets, and geographic sources of revenue. Certain securities may have characteristics that make them suitable as both an emerging market and a developed market security. Securities from the Asia-Pacific region (including Hong Kong, Singapore and Taiwan) may be purchased by the Fund regardless of their classification or inclusion in an index.

As of April 1, 2011, the above replacement paragraphs will no longer be effective.

Important Notice Regarding Change in Investment Policy

Wasatch Global Science & Technology Fund

In order to expand the focus of the Wasatch Global Science & Technology Fund (the “Fund”) from a Fund that invests in science and technology companies to a Fund that invests in the larger pool of global growth companies that the Advisor believes are underappreciated, the Fund’s Advisor has recommended and the Fund’s Board of Trustees has approved a change to the Fund’s current investment strategy from investing at least 80% of the Fund’s net assets in the equity securities of science and technology companies (the “Current 80% Policy”) to investing primarily in domestic and foreign growth companies that the Fund’s Advisor believes are innovators in their respective sectors or industries.

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80 % Policy. Accordingly, until April 1, 2011, the paragraphs under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 52 are replaced in their entirety with the following:

The Fund invests primarily in domestic and foreign science and technology companies.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of science and technology companies. Shareholders will be notified 60 days prior to any change in this policy.

We define science and technology companies as those whose primary source of revenue is related to science or technology, such as companies that develop, produce or distribute products or services in the computer software, computer systems and components, semiconductor, electronics, communications and chemical industries as well as medical technology companies in the biotechnology, pharmaceutical and medical products industries. Science and technology companies are also those that develop, produce or advance technology for other non-science and technology related industries.

Typically, the Fund’s assets will be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging markets without limitation. Under normal market conditions, a significant portion of the Fund’s assets (typically between 30% and 80% at the time of purchase) will be invested outside the U.S.

We will use a process of “bottom up” fundamental analysis to invest in companies of any size. However, because science and technology are rapidly evolving, we expect to invest a significant portion of the Fund’s assets in early stage companies and small to mid-size companies with market capitalizations of less than $5 billion at the time of purchase.

We have defined two broad categories that we believe are critical to identifying science and technology companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that provide products or services related to science or technology.

The Fund may invest a large percentage of its assets in a few sectors.

For more information, please see “Additional Information about the Funds.”

As of April 1, 2011, the above replacement paragraphs will no longer be effective. Investors are advised that until the Fund’s policy to invest at least 80% of its assets in the equity securities of science and technology companies is changed on April 1, 2011, the Fund’s name remains the “Wasatch Global Science & Technology Fund.” Therefore, all references in the Prospectus to the name “Wasatch World Innovators Fund” are replaced with “Wasatch Global Science & Technology Fund.”

Change of Name

Wasatch-1st Long-Short Fund

Effective January 31, 2011, the Wasatch-1st Source Long-Short Fund changed its name to the Wasatch Long-Short Fund.

Change of Name and Investment Strategy

Wasatch-1st Source Income Equity Fund

Effective January 31, 2011, the Wasatch-1st Source Income Equity Fund changed its non-fundamental investment strategy from “Under normal market conditions, we will invest at least 80% of the Fund’s net assets primarily in equity securities including common and securities convertible into common stocks, of companies with market capitalizations of at least $5 billion at the time of purchase.” to “Under normal market conditions, we will invest at least 80% of the Fund’s net assets primarily in equity securities including common and securities convertible into common stocks, of companies with market capitalizations of over $5 billion at the time of purchase.”

In addition, the Wasatch-1st Source Income Equity Fund changed its name to Wasatch Large Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap Fund™, Wasatch Global Opportunities Fund™, Wasatch Global Science & Technology Fund®, Wasatch Heritage Growth Fund®, Wasatch International Growth Fund®, Wasatch International Opportunities Fund®, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Strategic Income Fund®, Wasatch Ultra Growth Fund®, Wasatch Large Cap Value Fund™ (formerly Wasatch-1st Source Income Equity Fund), Wasatch Long/Short Fund™ (formerly Wasatch-1st Source Long/Short Fund), Wasatch-Hoisington U.S. Treasury Fund, and Wasatch-1st Source Income Fund

(each a “Fund”, collectively the “Funds”)

Supplement dated January 31, 2011 to the

Statement of Additional Information dated January 31, 2011

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2011. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch Global Science & Technology Fund

In order to expand the focus of the Wasatch Global Science & Technology Fund (the “Fund”) from a Fund that invests in science and technology companies to a Fund that invests in the larger pool of global growth companies that the Advisor believes are underappreciated, the Fund’s Advisor has recommended and the Fund’s Board of Trustees has approved a change to the Fund’s current investment strategy from investing at least 80% of the Fund’s net assets in the equity securities of science and technology companies (the “Current 80% Policy”) to investing primarily in domestic and foreign growth companies that the Fund’s Advisor believes are innovators in their respective sectors or industries.

Investors are advised that until the Fund’s policy to invest at least 80% of its assets in the equity securities of science and technology companies is changed on April 1, 2011, the Fund’s name remains the “Wasatch Global Science & Technology Fund.” Therefore, all references in the Statement of Additional Information to the name “Wasatch World Innovators Fund” are replaced with “Wasatch Global Science & Technology Fund.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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